COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		1 Months Ended						3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 05, 2019	Jul. 26, 2021	Mar. 31, 2020	Feb. 29, 2020	Apr. 01, 2018	Mar. 27, 2018	Sep. 30, 2017	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating lease liability								$ 347,595		$ 347,595		$ 22,909
Estimated incremental borrowing rate								4.75%		4.75%		10.00%
Accounts receivable due from QVC												$ 272,297
Accrued officers compensation								$ 1,062,848		$ 1,062,848		851,300	$ 813,050
Future lease payments								596,909		596,909		51,643
Occupancy expense										169,001
Sales generated								2,846,437	$ 712,198	$ 4,065,884	$ 2,173,684	2,848,913	1,210,242
Royalty expense												497,253	198,002
Consulting expense												962,481	1,260,343
Monthly rent						$ 4,478
License Agreement [Member] | Bellissima Spirits LLC [Member]
Royalty fee for future period, description							Royalty Fee equal to 10% of monthly gross sales (12.5% for sales in excess of defined Case Break Points) of Bellissima Brand products payable monthly
Commission Agreement [Member] | July 10, 2019 [Member]
Description of agreement										The initial agreement expires on July 31, 2021 and automatically renews every year.
QVC, Inc [Member]
Sales generated										$ 1,025,488	1,313,839	1,994,349	366,959
Marketing Fees expenses										131,450	373,960	461,861	82,983
Accounts receivable								48,617		48,617		207,433
Customer Two [Member]
Sales generated												142,185	105,608
Customer One [Member]
Sales generated												153,943	119,640
Mr. Richard DeCicco [Member]
Rent expense											36,195
Employment Agreement [Member] | 50% to Iconic [Member]
Accrued officers compensation												415,000
Compensation allocated										207,500		207,500
Employment Agreement [Member] | 50% To Bellissima [Member]
Accrued officers compensation													166,000
Compensation allocated										207,500		207,500
Employment Agreement [Member] | 10% To BiVi [Member]
Accrued officers compensation												415,000	41,500
Employment Agreement [Member] | CEO [Member]
Accrued officers compensation												415,000
Salary per annum					$ 200,000
Employment Agreement [Member] | TopPop [Member]
Base salary	$ 250,000
Employment Agreement [Member] | Laurance Rassin And Tracy Memoli [Member]
Base salary			$ 50,000
Percentage of revenue as commission			3.00%
Increased base salary			$ 150,000
Compensation Arrangements [Member] | CEO [Member]
Salary per annum					$ 265,000
Agreements term description					Both agreements had a term of 24 months
Limited Liability Company Agreement [Member] | Mr. DeCicco and Rosanne Faltings [Member]
Agreements term description		manager shall cause Bellissima and BiVi to make distributions of net proceeds attributable to certain capital events to members pro rata in accordance with their membership interest percentage, of which the Company is entitled to 54% of any such distribution of net proceeds and Mr. DeCicco and Ms. Faltings are entitled to 15.34% and 15.33%, respectively.
Lease Agreement [Member]
Monthly rent						$ 4,478
Lease agreement description						The extension had a term of three years from February 1, 2018 to January 31, 2021
Lease Agreement [Member] | Landlord [Member] | On November 9, 2019 [Member]
Security amount deposit										20,734
Lease Agreement [Member] | Landlord. [Member] | On November 12, 2019 [Member]
Monthly rent										$ 4,430
Lease agreement description										The lease provides for a term of five years commencing upon January 1, 2020 and terminating on December 31, 2024.
Financial Services Agreement [Member] | InnoAccel [Member] | On December 6, 2019 [Member]
Consulting expense								$ 45,000
Endorsement Agreement [Member]
Agreements term description				(1) Initial Share Award of 100,000 shares of Iconic common stock (which was issued on February 24, 2020); (2) $75,000 year 2020 cash compensation (which was paid March 6, 2020); (3) $75,000 year 2021 cash compensation payable on or before February 15, 2021 (which has not yet been paid); and (4) Year 2021 Second Share Award of that number of shares of Iconic common stock equal to $75,000 based upon the average closing price of the common stock for the five trading days immediately preceding February 15, 2021
License fees												$ 142,500
Distribution Agreement [Member] | May 1, 2015 [Member]
Distribution fee								$ 1.00		$ 1.00		$ 1.00
Officers [Member]
Accrued officers compensation												$ 843,050	813,050
Bivi [Member] | License Agreement [Member]
Royalty fee for future period, description										BiVi is obligated to pay the BiVi Licensor a Royalty Fee equal to 5% of monthly gross sales of BiVi Brand products payable		BiVi is obligated to pay the BiVi Licensor a Royalty Fee equal to 5% of monthly gross sales of BiVi Brand products payable monthly subject to an annual Minimum Royalty Fee
Royalty fee, year 1								$ 100,000		$ 100,000		$ 100,000
Royalty fee, year 2								150,000		150,000		150,000
Royalty fee, year 3								165,000		165,000		165,000
Royalty fee, year 4								181,500		181,500		181,500
Royalty fee, year 5								199,650		199,650		199,650
Royalty fee, year 6								219,615		$ 219,615		$ 219,615
Hooters Marks [Member] | License Agreement [Member]
Royalty fee for future period, description										The Hooters Agreement also provided for United’s payment of an advance payment of $30,000 to the Licensor to be credited towards royalty fees payable to Licensor. On September 6, 2018, the $30,000 advance payment was paid to the Licensor. The Hooters Agreement also provides for United’s payment of a marketing contribution equal to 2% of the prior year’s net sales of the Licensed Products		advance payment of $30,000 to the Licensor to be credited towards royalty fees payable to Licensor. On September 6, 2018, the $30,000 advance payment was paid to the Licensor. The Hooters Agreement also provides for United’s payment of a marketing contribution equal to 2% of the prior year’s net sales of the Licensed Products.
Royalty fee, year 1								65,000		$ 65,000		$ 65,000
Royalty fee, year 2								255,000		255,000		255,000
Royalty fee, year 3								315,000		315,000		315,000
Royalty fee, year 4								315,000		315,000		315,000
Royalty fee, year 5								360,000		360,000		360,000
Royalty fee, year 6								$ 420,000		420,000		420,000
Royalty expense										184,801	$ 117,733	429,953	$ 137,267
Two Officers [Member] | Lease Agreement [Member] | United Spirits Inc. [Member] | On January 1, 2019 [Member]
Monthly rent												3,930
Day Kay International [Member] | Lease Agreement [Member] | January 1, 2021 [Member]
Security amount deposit										45,864
Monthly rent										$ 4,893		$ 4,893